UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_6/30/08________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  6/03/08
   [Signature]               [City, State]
[Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in
    this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of
the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 135

Form 13F Information Table Value Total: $  451,691
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch ClA        COM              002896207     2860    45630 SH       SOLE                    45630
                                                              2398    38250 SH       OTHER   1,2,3                    38250
Allstate Corp                  COM              020002101     1548    33960 SH       SOLE                    33960
                                                              1815    39801 SH       OTHER   1,2,3                    39801
Amer. Int'l Group              COM              026874107      210     7935 SH       SOLE                     7935
                                                               793    29969 SH       OTHER   1,2,3                    29969
Amgen Inc                      COM              031162100     2997    63554 SH       SOLE                    63554
                                                              2985    63292 SH       OTHER   1,2,3                    63292
Anadarko Petroleum             COM              032511107     1258    16805 SH       SOLE                    16805
                                                              1440    19235 SH       OTHER   1,2,3                    19235
Asyst Technology Cp            COM              04648X107      227    63670 SH       SOLE                    63670
                                                               171    47815 SH       OTHER   1,2,3                    47815
Bank Amer Corp                 COM              060505104     1621    67930 SH       SOLE                    67930
                                                              1348    56459 SH       OTHER   1,2,3                    56459
Brinker International Inc      COM              109641100      811    42920 SH       SOLE                    42920
                                                               845    44715 SH       OTHER   1,2,3                    44715
Chevron Corp                   COM              166764100     1889    19055 SH       SOLE                    19055
                                                              1572    15855 SH       OTHER   1,2,3                    15855
Christopher & Banks Cp         COM              171046105      728   107065 SH       SOLE                   107065
                                                               805   118429 SH       OTHER   1,2,3                   118429
Cigna Corp                     COM              125509109      958    27065 SH       SOLE                    27065
                                                              1108    31295 SH       OTHER   1,2,3                    31295
Cimarex Energy Co              COM              171798101     1336    19180 SH       SOLE                    19180
                                                              1039    14910 SH       OTHER   1,2,3                    14910
Citigroup Inc                  COM              172967101     1309    78124 SH       SOLE                    78124
                                                              1691   100890 SH       OTHER   1,2,3                   100890
Clear Channel Comm.            COM              184502102     1514    43018 SH       SOLE                    43018
                                                              1262    35848 SH       OTHER   1,2,3                    35848
Comcast Corp New Cl A          COM              20030N101     1445    76160 SH       SOLE                    76160
                                                              1401    73833 SH       OTHER   1,2,3                    73833
Conocophillips                 COM              20825C104     2526    26764 SH       SOLE                    26764
                                                              2165    22935 SH       OTHER   1,2,3                    22935
Cost Plus Inc California       COM              221485105      106    42415 SH       SOLE                    42415
                                                                71    28223 SH       OTHER   1,2,3                    28223
Dell Inc                       COM              24702r101      351    16061 SH       SOLE                    16061
                                                               101     4595 SH       OTHER   1,2,3                     4595
Dollar Tree Inc                COM              256746108      734    22445 SH       SOLE                    22445
                                                              1004    30710 SH       OTHER   1,2,3                    30710
Erie Indemnity Class B         COM              29530P201   259178     2340 SH       OTHER                             2340
Fannie Mae                     COM              313586109      722    36998 SH       SOLE                    36998
                                                               753    38602 SH       OTHER   1,2,3                    38602
Fedex Corp Com                 COM              31428X106      949    12043 SH       SOLE                    12043
                                                               985    12505 SH       OTHER   1,2,3                    12505
Freddie Mac                    COM              313400301     1046    63780 SH       SOLE                    63780
                                                              1074    65499 SH       OTHER   1,2,3                    65499
Goldman Sachs                  COM              38141G104     1621     9267 SH       SOLE                     9267
                                                              1213     6935 SH       OTHER   1,2,3                     6935
Hlth Mgt Assoc Cl A            COM              421933102      496    76124 SH       SOLE                    76124
                                                               441    67671 SH       OTHER   1,2,3                    67671
Home Depot Inc                 COM              437076102      261    11130 SH       SOLE                    11130
                                                                94     4020 SH       OTHER   1,2,3                     4020
Intel Corp                     COM              458140100      957    44574 SH       SOLE                    44574
                                                              1132    52700 SH       OTHER   1,2,3                    52700
International Paper Co.        COM              460146103     1164    49964 SH       SOLE                    49964
                                                              1022    43870 SH       OTHER   1,2,3                    43870
J P Morgan Chase               COM              46625H100     1649    48062 SH       SOLE                    48062
                                                              1765    51438 SH       OTHER   1,2,3                    51438
Johnson & Johnson              COM              478160104     2251    34991 SH       SOLE                    34991
                                                              1784    27735 SH       OTHER   1,2,3                    27735
Kohl's Corp                    COM              500255104     2748    68620 SH       SOLE                    68620
                                                              2850    71168 SH       OTHER   1,2,3                    71168
Lehman Brothers                COM              524908100      838    42304 SH       SOLE                    42304
                                                               629    31776 SH       OTHER   1,2,3                    31776
Lilly Eli & Co                 COM              532457108     1069    23150 SH       SOLE                    23150
                                                              1040    22520 SH       OTHER   1,2,3                    22520
Lowe's Companies Inc           COM              548661107     1034    49825 SH       SOLE                    49825
                                                              1035    49900 SH       OTHER   1,2,3                    49900
Marathon Oil                   COM              565849106      844    16275 SH       SOLE                    16275
                                                               594    11450 SH       OTHER   1,2,3                    11450
Micron Technology Inc          COM              595112103      523    87145 SH       SOLE                    87145
                                                               340    56639 SH       OTHER   1,2,3                    56639
Morgan Stanley                 COM              617446448      582    16140 SH       SOLE                    16140
                                                               540    14982 SH       OTHER   1,2,3                    14982
National City Corp             COM              635405103      229    47927 SH       SOLE                    47927
                                                               194    40577 SH       OTHER   1,2,3                    40577
Nautilus Group                 COM              63910B102      108    21340 SH       SOLE                    21340
                                                                98    19265 SH       OTHER   1,2,3                    19265
Norfolk Southern               COM              655844108     3368    53744 SH       SOLE                    53744
                                                              3438    54860 SH       OTHER   1,2,3                    54860
Omnivision Technologies        COM              682128103      880    72825 SH       SOLE                    72825
                                                               956    79060 SH       OTHER   1,2,3                    79060
Partnerre Ltd                  COM              G6852T105      403     5825 SH       SOLE                     5825
                                                               469     6790 SH       OTHER   1,2,3                     6790
Pfizer Inc                     COM              717081103     2546   145751 SH       SOLE                   145751
                                                              2060   117934 SH       OTHER   1,2,3                   117934
Photronics Inc                 COM              719405102     1778   252601 SH       SOLE                   252601
                                                              1712   243172 SH       OTHER   1,2,3                   243172
Plantronics Inc New            COM              727493108     2286   102420 SH       SOLE                   102420
                                                              2232   100020 SH       OTHER   1,2,3                   100020
Seacor Holdings, Inc.          COM              811904101     1628    18190 SH       SOLE                    18190
                                                              1611    18000 SH       OTHER   1,2,3                    18000
Seagate Tech Hldgs             COM              G7945J104     1241    64895 SH       SOLE                    64895
                                                               928    48515 SH       OTHER   1,2,3                    48515
Southwest Airlines Co          COM              844741108     2165   166052 SH       SOLE                   166052
                                                              1721   131981 SH       OTHER   1,2,3                   131981
Sovereign Bancorp Inc          COM              845905108        9     1155 SH       SOLE                     1155
                                                                87    11835 SH       OTHER                            11835
Suntrust Banks Inc             COM              867914103      353     9735 SH       SOLE                     9735
                                                               446    12315 SH       OTHER   1,2,3                    12315
Verizon Comm                   COM              92343V104     1400    39550 SH       SOLE                    39550
                                                              1238    34958 SH       OTHER   1,2,3                    34958
Wachovia Corp - New            COM              929903102      694    44707 SH       SOLE                    44707
                                                               705    45411 SH       OTHER   1,2,3                    45411
Wal-Mart Stores Inc            COM              931142103     2331    41476 SH       SOLE                    41476
                                                              1791    31875 SH       OTHER   1,2,3                    31875
Walgreen Co                    COM              931422109     2771    85248 SH       SOLE                    85248
                                                              2732    84050 SH       OTHER   1,2,3                    84050
Washington Mutual Inc          COM              939322103       47     9440 SH       SOLE                     9440
                                                                50    10175 SH       OTHER   1,2,3                    10175
Watson Pharmaceuticals         COM              942683103     2006    73840 SH       SOLE                    73840
                                                              1621    59660 SH       OTHER   1,2,3                    59660
Wyeth                          COM              983024100      447     9325 SH       SOLE                     9325
                                                               954    19900 SH       OTHER   1,2,3                    19900
Zale Corporation               COM              988858106      764    40430 SH       SOLE                    40430
                                                               415    21990 SH       OTHER   1,2,3                    21990
ADR BP PLC                     ADR              055622104      334     4800 SH       SOLE                     4800
ADR Nokia                      ADR              654902204      546    22276 SH       SOLE                    22276
                                                               405    16550 SH       OTHER   1,2,3                    16550
ADR Royal Dutch Shell Plc Spon ADR              780259206     1598    19563 SH       SOLE                    19563
                                                                78      950 SH       OTHER   1,2,3                      950
Midcap SPDR Trust Ser 1                         595635103      585 3930.000 SH       SOLE                 3930.000
SPDR Trust Series 1                             78462F103     6289 49138.000SH       SOLE                49138.000
Select Sector Spdr Tr Sbi Int-                  81369Y605      356 17558.000SH       SOLE                17558.000
Vanguard Total Stock Market VI                  922908769     1515 23631.000SH       SOLE                23631.000
iShares Russel 2000                             464287655      344 4987.000 SH       SOLE                 4987.000
iShares GS $ InvesTop Corp Bd                   464287242     1511    14900 SH       SOLE                    14900
iShares Lehman 1-3 Yr Tsy Bd F                  464287457      597     7198 SH       SOLE                     7198
iShares Lehman Aggregate Bond                   464287226     1422    14167 SH       SOLE                    14167
Wisdomtree Trust Jp Smallcp Di                  97717w836      456    10329 SH       SOLE                    10329
iShares Inc MSCI Japan                          464286848      192    15400 SH       SOLE                    15400
iShares MSCI EAFE                               464287465    33537   488379 SH       SOLE                   488379
                                                               544     7923 SH       OTHER                             7923
iShares MSCI EAFE Grw                           464288885     1493    21146 SH       SOLE                    21146
iShares MSCI EMRG                               464287234     3230    23798 SH       SOLE                    23798
                                                                81      595 SH       OTHER                              595